Accounts Receivable, Net	6 Months Ended
Oct. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of April 30, 2023	As of October 31, 2023
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Accounts receivable	6,351,818	5,047,702	33,327
Less: Allowance for expected credit loss	—	—	—
Add: Consumption tax receivable	24,583,098	5,938,669	39,209
Accounts receivable, net	30,943,916	10,986,371	72,536